Summary Of Significant Accounting Policies (Policies) - Yingxi Industrial Chain Group Co Ltd [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Basis of Presentation

Basis of Presentation

The accompanying unaudited consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America for interim financial information and with the instructions to Regulation S-X. These interim unaudited consolidated financial statements do not include all of the information required for full annual financial statements and should be read in conjunction with the Company’s audited financial statements for the year ended December 31, 2016, thereto contained herein.

In the opinion of management, all adjustments consisting of normal recurring entries necessary for a fair statement of the periods presented for: (a) the financial position; (b) the result of operations; and (c) cash flows, have been made in order to make the consolidated financial statements presented not misleading. The results of operations for such interim periods are not necessarily indicative of operations for a full year.

Basis of Presentation

The consolidated financial statements have been prepared using the accrual basis of accounting in accordance with Generally Accepted Accounting Principles (“GAAP”) of the United States.

Basis of Consolidation

Basis of Consolidation

These consolidated financial statements include the accounts of Yingxi Industrial Chain Group Co., Ltd and its wholly-owned subsidiaries. All material intercompany balances and transactions have been eliminated in consolidation.

Principal of subsidiaries

The details of the principal subsidiaries of Yingxi are set out as follows:

Name of subsidiaries	Place of incorporation	Percentage of interest	Principal activities
Shares held directly
Yingxi Industrial Chain Investment Co., Ltd (“YICI”)	Hong Kong China	100%	Investment holdings
Shares held indirectly
Dongguan Heng Sheng Wei Garments Co., Ltd (“DHSW”)	China	100%	Garment manufacturing and business consultancy
Qianhai Yingxi Textile and Garments Co., Ltd (“QYTG”)	China	100%	Investment holdings
Shantou Chenghai Dai Tou Garments Co., Ltd (“SCDT”)	China	100%	Garment manufacturing
Shenzhen Hua Peng Fa Logistics Co., Ltd (“SHPF”)	China	100%	Logistics and business consultancy
Shenzhen Qianhai Yingxi Industrial Chain Service Co., Ltd (“SQYI”)	China	100%	Investment holdings
Shenzhen Xin Kuai Jie Transport Co., Ltd (“SXKJ”)	China	100%	Logistics

Basis of Consolidation

The consolidated financial statements include the accounts of Yingxi Industrial Chain Group., Ltd. and its wholly-owned subsidiaries. Intercompany balance and transactions between consolidated entities are eliminated.

Principal subsidiaries

Principal subsidiaries

The details of the principal subsidiaries of Yingxi are set out as follows:

Name of subsidiaries	Place of incorporation	Percentage of interest	Principal activities
Shares held directly
Yingxi Industrial Chain Investment Co., Ltd (“YICI”)	Hong Kong China	100%	Investment holdings
Shares held indirectly
Dongguan Heng Sheng Wei Garments Co., Ltd (“DHSW”)	China	100%	Garment manufacturing and business consultancy
Qianhai Yingxi Textile and Garments Co., Ltd (“QYTG”)	China	100%	Investment holdings
Shantou Chenghai Dai Tou Garments Co., Ltd (“SCDT”)	China	100%	Garment manufacturing
Shenzhen Hua Peng Fa Logistics Co., Ltd (“SHPF”)	China	100%	Logistics and business consultancy
Shenzhen Qianhai Yingxi Industrial Chain Service Co., Ltd (“SQYI”)	China	100%	Investment holdings
Shenzhen Xin Kuai Jie Transport Co., Ltd (“SXKJ”)	China	100%	Logistics

Use of Estimates

Use of Estimates

The preparation of the consolidated financial statements are in conformity with the GAAP that requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. It also requires the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Use of Estimates

The preparation of the consolidated financial statements in conformity with the GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. It also requires the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation

Foreign Currency Translation

The Company’s reporting currency is the U.S. Dollars (“USD”). The functional currency of the Company and its subsidiaries is Chinese Yuan Renminbi (“RMB”). All transactions initiated in RMB are translated into USD in accordance with ASC 830, “Foreign Currency Matters,” as follows:

i)	Assets and liabilities at the rate of exchange in effect at the balance sheet date.
ii)	Equities at historical rate
iii)	Revenue and expense items at the average rate of exchange prevailing during the period.

Adjustments arising from such translations are included in accumulated other comprehensive income in shareholders’ equity.

	June 30, 2017	December 31, 2016	June 30, 2016

Spot CNY: USD exchange rate	$0.1475	$0.1437	$0.1504
Average CNY: USD exchange rate	$0.1452 - 0.1458	$0.1505	$0.1529 - 0.1531
Spot HKD: USD exchange rate	$0.1289	$0.1289	$0.1289
Average HKD: USD exchange rate	$0.1289	$0.1289	$0.1289

Foreign Currency Translation

The Company’s reporting currency is the U.S. Dollars (“USD”). The functional currency of the Company and its subsidiaries is Chinese Yuan Renminbi (“RMB”). All transactions initiated in RMB are translated into USD in accordance with ASC 830, “Foreign Currency Matters,” as follows:

i)	Assets and liabilities at the rate of exchange in effect at the balance sheet date.
ii)	Equities at historical rate
iii)	Revenue and expense items at the average rate of exchange prevailing during the period.

Adjustments arising from such translations are included in accumulated other comprehensive income in shareholders’ equity.

	December 31, 2016	December 31, 2015

Spot RMB: USD exchange rate	$0.14	$0.15
Average RMB: USD exchange rate	$0.15	$0.16

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents include cash in banks, money market funds, and certificates of term deposits with original maturities of three months or less, which are readily convertible to known amounts of cash.

Accounts Receivable

Accounts Receivable

The Company’s accounts receivable consists of trade receivables from customers. The Company maintains an allowance for doubtful accounts based on the Company’s assessment of collectability of the customer receivable. The Company analyzes past history with a customer, customer credit, collection history, and financial condition when evaluating the collectability of customer accounts. Uncollectible accounts are charged off to the allowance when it is deemed probable that the receivable will not be recovered.

	June 30, 2017	December 31, 2016

Within 1 year	$3,411,587	$3,985,638
1 - 2 year	1,368,121	1,429,976
	4,779,708	5,415,614

For the concentration risk disclosure, please refer to Note 9.

Accounts Receivable

The Company’s accounts receivable consists of trade receivables from customers. The Company maintains an allowance for doubtful accounts based on the Company’s assessment of collectability of the customer receivable. The Company analyzes past history with a customer, customer credit, collection history, and financial condition when evaluating the collectability of customer accounts. Uncollectible accounts are charged off to the allowance when it is deemed probable that the receivable will not be recovered.

	December 31, 2016	December 31, 2015

Within 1 year	$3,985,638	$3,209,461
1 - 2 years	1,429,976	-
	5,415,614	3,209,461

For the concentration risk disclosure, please refer to Note 9.

Financial Instruments

Financial Instruments

The Company’s consolidated financial instruments consist primarily of cash, accounts receivable, prepaid expenses, inventory and other assets, accounts payable and accrued expenses and other payables. The carrying amounts of such financial instruments approximate their respective estimated fair value due to their short-term maturities.

Financial Instruments

The Company’s consolidated financial instruments consist primarily of cash, accounts receivable, prepaid expenses, inventory and other assets, accounts payable and accrued expenses and other payables. The carrying amounts of such financial instruments approximate their respective estimated fair value due to their short-term maturities.

Concentrations of Credit Risks

Concentrations of Credit Risks

The Company’s exposure to concentrations of credit risk primarily related to its cash and cash equivalents. The Company places its cash and cash equivalents with financial institutions of high credit worthiness. The Company’s management assess the financial strength and credit worthiness of any parties to which it extends funds, and as such, it believes that any associated credit risk exposures are limited.

Concentrations of Credit Risks

The Company’s exposure to concentrations of credit risk primarily related to its cash and cash equivalents. The Company places its cash and cash equivalents with financial institutions of high credit worthiness. The Company’s management assess the financial strength and credit worthiness of any parties to which it extends funds, and as such, it believes that any associated credit risk exposures are limited.

Inventory

Inventory

Inventory is stated at the lower of cost (weighted average) or net realizable value. The Company’s inventory is constantly monitored for obsolescence. This is based on the management’s estimates and they have taken into considerations factors such as turnover, technical obsolescence, right of return status to suppliers and price protection offered by suppliers. These estimates are necessarily subject to a degree of measurement uncertainty. Reserves for slow-moving and obsolete inventory at June 30, 2017 were $0 and at December 31, 2016 were $0.

Inventory

Inventory is stated at the lower of cost (weighted average) or net realizable value. The company’s inventory is constantly monitored for obsolescence. This is based on the management’s estimates and they have taken into considerations factors such as turnover, technical obsolescence, right of return status to suppliers and price protection offered by suppliers. These estimates are necessarily subject to a degree of measurement uncertainty. Reserves for slow-moving and obsolete inventory at December 31, 2016 were $0 (2015 - $0).

Related Parties	Related Parties The Company follows ASC 850, “Related Party Disclosures,” for the identification of related parties and disclosure of related party transactions see Note 8.	Related Parties The Company follows ASC 850, “Related Party Disclosures,” for the identification of related parties and disclosure of related party transactions see Note 8.
Property and Equipment

Property and Equipment

Property and equipment are carried at cost less accumulated depreciation. Cost includes all direct costs necessary to acquire and prepare assets for use.

The costs of repairs and maintenance are expensed when incurred, while expenditures for refurbishments and improvements that significantly add to the productive capacity or extend the useful life of an asset are capitalized. When assets are retired or sold, the asset’s cost and related accumulated depreciation are eliminated with any remaining gain or loss recognized in net earnings.

Depreciation of plant and equipment, is recorded on the straight-line method over estimated useful lives, generally as follows:

Years
Production equipment	5 - 10
Vehicles	3 - 15
Office equipment	5 - 10

Property and Equipment

Property and equipment are carried at cost less accumulated depreciation. Cost includes all direct costs necessary to acquire and prepare assets for use.

The costs of repairs and maintenance are expensed when incurred, while expenditures for refurbishments and improvements that significantly add to the productive capacity or extend the useful life of an asset are capitalized. When assets are retired or sold, the asset’s cost and related accumulated depreciation are eliminated with any remaining gain or loss recognized in net earnings.

Depreciation of plant and equipment, is recorded on the straight-line method over estimated useful lives, generally as follows:

Years
Production equipment	5 - 10
Vehicles	3 - 15
Office equipment	5 - 10

Impairment of long-lived assets

Impairment of long-lived assets

We evaluate carrying value of long-lived assets whenever events or changes in circumstances would indicate that it is more likely than not their carrying values may exceed their realizable values, and records impairment charges when considered necessary.

When circumstances indicate that impairment may have occurred, the Company tests such assets for recoverability by comparing the estimated undiscounted future cash flows expected to result from the use of such assets and their eventual disposition to their carrying amount. In estimating these future cash flows, assets and liabilities are grouped at a lowest level for which there are identifiable cash flows that are largely independent of the cash flows generated by other such groups. If the undiscounted future cash flows are less than the carrying amount of the asset, an impairment loss, measured as the excess of the carrying value of the asset over its estimated fair value, is recognized. Fair values are determined based on discounted cash flows, quoted market values or external appraisals as applicable.

Impairment of long-lived assets

We evaluate carrying value of long-lived assets whenever events or changes in circumstances would indicate that it is more likely than not their carrying values may exceed their realizable values, and records impairment charges when considered necessary.

When circumstances indicate that impairment may have occurred, the Company tests such assets for recoverability by comparing the estimated undiscounted future cash flows expected to result from the use of such assets and their eventual disposition to their carrying amount. In estimating these future cash flows, assets and liabilities are grouped at a lowest level for which there are identifiable cash flows that are largely independent of the cash flows generated by other such groups. If the undiscounted future cash flows are less than the carrying amount of the asset, an impairment loss, measured as the excess of the carrying value of the asset over its estimated fair value, is recognized. Fair values are determined based on discounted cash flows, quoted market values or external appraisals as applicable.

Deferred Revenue

Deferred Revenue

Deferred revenue are services billed to customers for which the services have not been fully performed. As of June 30, 2017 and December 31, 2016, deferred revenue were $225,423 and $363,818, respectively.

Deferred Revenue

Deferred revenue are services billed to customers for which the services have not been fully performed. At December 31, 2016 and 2015, deferred revenue was $363,818 and $92,984, respectively.

Income Taxes

Income Taxes

The Company accounts for income taxes using the asset and liability method in accordance with ASC 740, “Accounting for Income Taxes.” The asset and liability method provides that deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities and for operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using the currently enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company records a valuation allowance to reduce deferred tax assets to the amount that is believed more likely than not to be realized.

Income Taxes

The Company accounts for income taxes using the asset and liability method in accordance with ASC 740, “Accounting for Income Taxes.” The asset and liability method provides that deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities and for operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using the currently enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company records a valuation allowance to reduce deferred tax assets to the amount that is believed more likely than not to be realized. As at December 31, 2016 and 2015, the Company did not have any amounts recorded pertaining to uncertain tax positions.

Uncertain Tax Positions

Uncertain Tax Positions

The Company follows guidance issued by the FASB regarding accounting for uncertainty in income taxes. This guidance clarifies the accounting for income taxes by prescribing the minimum recognition threshold an income tax position is required to meet before being recognized in the financial statements and applies to all income tax positions. Each income tax position is assessed using a two-step process. A determination is first made as to whether it is more likely than not that the income tax position will be sustained, based upon technical merits, upon examination by the taxing authorities. If the income tax position is expected to meet the more likely than not criteria, the benefit recorded in the financial statements equals the largest amount that is greater than 50% likely to be realized upon its ultimate settlement.

The Company records income tax related interest and penalties as a component of the provision for income tax expense. As of June 30, 2017 and December 31, 2016, the Company determined there were no uncertain tax provisions.

Uncertain Tax Positions

The Company follows guidance issued by the FASB regarding accounting for uncertainty in income taxes. This guidance clarifies the accounting for income taxes by prescribing the minimum recognition threshold an income tax position is required to meet before being recognized in the financial statements and applies to all income tax positions. Each income tax position is assessed using a two-step process. A determination is first made as to whether it is more likely than not that the income tax position will be sustained, based upon technical merits, upon examination by the taxing authorities. If the income tax position is expected to meet the more likely than not criteria, the benefit recorded in the financial statements equals the largest amount that is greater than 50% likely to be realized upon its ultimate settlement.

The Company records income tax related interest and penalties as a component of the provision for income tax expense. As of December 31, 2016 and 2015, the Company determined there were no uncertain tax provisions.

Earnings (Loss) Per Share

Earnings (Loss) Per Share

The Company has adopted ASC 260, “Earnings Per Share,” (“EPS”) which requires presentation of basic and diluted EPS on the face of the income statement for all entities with complex capital structures, and requires a reconciliation of the numerator and denominator of the basic EPS computation to the numerator and denominator of the diluted EPS computation. In the accompanying consolidated statements of operations and comprehensive loss, basic loss per share is computed by dividing net loss by the weighted average number of shares of common stock outstanding during the period.

The Company had no potentially dilutive securities, such as convertible debt, options or warrants, issued and outstanding during the six months ended June 30, 2017 and 2016.

Earnings (Loss) Per Share

The Company has adopted ASC 260, “Earnings Per Share,” (“EPS”) which requires presentation of basic and diluted EPS on the face of the income statement for all entities with complex capital structures, and requires a reconciliation of the numerator and denominator of the basic EPS computation to the numerator and denominator of the diluted EPS computation. In the accompanying consolidated statements of operations and comprehensive loss, basic loss per share is computed by dividing net loss by the weighted average number of shares of common stock outstanding during the period.

The Company had no potentially dilutive securities, such as convertible debt, options or warrants, issued and outstanding during years ended December 31, 2016 and 2015.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue only when all of the following criteria have been met:

i)	Persuasive evidence for an agreement exists;
ii)	Service has been provided;
iii)	The fee is fixed or determinable; and,
iv)	Collection is reasonably assured.

Revenue Recognition

The Company recognizes revenue only when all of the following criteria have been met:

i)	Persuasive evidence for an agreement exists;

ii)	Service has been provided;

iii)	The fee is fixed or determinable; and,

iv)	Collection is reasonably assured.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

The Company has reviewed all other recently issued, but not yet effective, accounting pronouncements and does not believe the future adoption of any such pronouncements may be expected to cause a material impact on our consolidated financial statements.

Recent Accounting Pronouncements

The FASB has issued Accounting Standards Update (ASU) No. 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business, clarifying the definition of a business. The amendments affect all companies and other reporting organizations that must determine whether they have acquired or sold a business. The definition of a business affects many areas of accounting including acquisitions, disposals, goodwill, and consolidation. The amendments are intended to help companies and other organizations evaluate whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The amendments provide a more robust framework to use in determining when a set of assets and activities is a business. They also provide more consistency in applying the guidance, reduce the costs of application, and make the definition of a business more operable. For public companies, the amendments are effective for annual periods beginning after December 15, 2017, including interim periods within those periods. The Company does not anticipate the adoption of ASU 2017-01 will have a material impact on its consolidated financial statements.